UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd.
         Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     October 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:    $217,592 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      222     5616 SH       SOLE                        0        0     5616
AT&T INC                       COM              00206R102      413    10963 SH       SOLE                        0        0    10963
AUTOMATIC DATA PROCESSING IN   COM              053015103      575     9799 SH       SOLE                        0        0     9799
BED BATH & BEYOND INC          COM              075896100      529     8400 SH       SOLE                        0        0     8400
BRISTOL MYERS SQUIBB CO        COM              110122108      216     6400 SH       SOLE                        0        0     6400
CHEVRON CORP NEW               COM              166764100      228     1956 SH       SOLE                        0        0     1956
CONOCOPHILLIPS                 COM              20825C104      595    10400 SH       SOLE                        0        0    10400
CONSOLIDATED EDISON INC        COM              209115104     1173    19580 SH       SOLE                        0        0    19580
CULLEN FROST BANKERS INC       COM              229899109      751    13075 SH       SOLE                        0        0    13075
DOMINION RES INC VA NEW        COM              25746U109     2985    56376 SH       SOLE                        0        0    56376
DU PONT E I DE NEMOURS & CO    COM              263534109     1586    31550 SH       SOLE                        0        0    31550
E M C CORP MASS                COM              268648102     2486    91162 SH       SOLE                        0        0    91162
EXXON MOBIL CORP               COM              30231G102      593     6488 SH       SOLE                        0        0     6488
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      458    12075 SH       SOLE                        0        0    12075
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      423    19210 SH       SOLE                        0        0    19210
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734X119      390    16060 SH       SOLE                        0        0    16060
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734X143      468    14265 SH       SOLE                        0        0    14265
GENERAL ELECTRIC CO            COM              369604103     3186   140296 SH       SOLE                        0        0   140296
GENERAL MLS INC                COM              370334104     1913    48000 SH       SOLE                        0        0    48000
HEINZ H J CO                   COM              423074103      418     7477 SH       SOLE                        0        0     7477
INTERNATIONAL BUSINESS MACHS   COM              459200101      793     3822 SH       SOLE                        0        0     3822
INTL PAPER CO                  COM              460146103     3006    82751 SH       SOLE                        0        0    82751
ISHARES INC                    MSCI THAILAND    464286624     1390    18325 SH       SOLE                        0        0    18325
ISHARES INC                    MSCI S KOREA     464286772     3958    66935 SH       SOLE                        0        0    66935
ISHARES INC                    MSCI MEX INVEST  464286822     6224    95177 SH       SOLE                        0        0    95177
ISHARES INC                    MSCI MALAYSIA    464286830     2835   194485 SH       SOLE                        0        0   194485
ISHARES SILVER TRUST           ISHARES          46428Q109     1579    47165 SH       SOLE                        0        0    47165
ISHARES TR                     DJ SEL DIV INX   464287168      214     3709 SH       SOLE                        0        0     3709
ISHARES TR                     BARCLYS TIPS BD  464287176    52702   432835 SH       SOLE                        0        0   432835
ISHARES TR                     S&P500 GRW       464287309     4495    57742 SH       SOLE                        0        0    57742
ISHARES TR                     MSCI EAFE INDEX  464287465     7452   140605 SH       SOLE                        0        0   140605
ISHARES TR                     S&P MIDCAP 400   464287507     4656    47185 SH       SOLE                        0        0    47185
ISHARES TR                     S&P NA SOFTWR    464287515     3421    53700 SH       SOLE                        0        0    53700
ISHARES TR                     S&P NA TECH FD   464287549     3506    50630 SH       SOLE                        0        0    50630
ISHARES TR                     NASDQ BIO INDX   464287556     2877    20180 SH       SOLE                        0        0    20180
ISHARES TR                     COHEN&ST RLTY    464287564     5246    67384 SH       SOLE                        0        0    67384
ISHARES TR                     CONS SRVC IDX    464287580     3616    41790 SH       SOLE                        0        0    41790
ISHARES TR                     S&P MC 400 GRW   464287606     6251    55835 SH       SOLE                        0        0    55835
ISHARES TR                     DJ US UTILS      464287697     4356    48670 SH       SOLE                        0        0    48670
ISHARES TR                     S&P MIDCP VALU   464287705     4435    52170 SH       SOLE                        0        0    52170
ISHARES TR                     DJ US INDUSTRL   464287754     2002    28350 SH       SOLE                        0        0    28350
ISHARES TR                     S&P SMLCAP 600   464287804     1299    16855 SH       SOLE                        0        0    16855
ISHARES TR                     CONS GOODS IDX   464287812     2745    36850 SH       SOLE                        0        0    36850
ISHARES TR                     DJ US INDEX FD   464287846      223     3095 SH       SOLE                        0        0     3095
ISHARES TR                     S&P SMLCP VALU   464287879     5435    68795 SH       SOLE                        0        0    68795
ISHARES TR                     S&P SMLCP GROW   464287887     4462    53370 SH       SOLE                        0        0    53370
ISHARES TR                     LARGE VAL INDX   464288109     4475    68425 SH       SOLE                        0        0    68425
ISHARES TR                     DJ HEALTH CARE   464288828     2076    30270 SH       SOLE                        0        0    30270
ISHARES TR                     DJ PHARMA INDX   464288836     5402    60270 SH       SOLE                        0        0    60270
ISHARES TR                     ZEALAND INVST    464289123     3072    91430 SH       SOLE                        0        0    91430
KELLOGG CO                     COM              487836108     1405    27200 SH       SOLE                        0        0    27200
MICROSOFT CORP                 COM              594918104      391    13140 SH       SOLE                        0        0    13140
OGE ENERGY CORP                COM              670837103     1916    34542 SH       SOLE                        0        0    34542
ORACLE CORP                    COM              68389X105     1864    59262 SH       SOLE                        0        0    59262
PEPSICO INC                    COM              713448108      962    13598 SH       SOLE                        0        0    13598
PFIZER INC                     COM              717081103      318    12798 SH       SOLE                        0        0    12798
PHILIP MORRIS INTL INC         COM              718172109      336     3741 SH       SOLE                        0        0     3741
PHILLIPS 66                    COM              718546104     1216    26232 SH       SOLE                        0        0    26232
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     3389    49430 SH       SOLE                        0        0    49430
PROCTER & GAMBLE CO            COM              742718109      235     3385 SH       SOLE                        0        0     3385
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1311    40750 SH       SOLE                        0        0    40750
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    12959   248350 SH       SOLE                        0        0   248350
RYDEX ETF TRUST                GUG S&P500 PU GR 78355W403     2523    51430 SH       SOLE                        0        0    51430
SMUCKER J M CO                 COM NEW          832696405     1335    15466 SH       SOLE                        0        0    15466
SPDR S&P 500 ETF TR            TR UNIT          78462F103      570     3960 SH       SOLE                        0        0     3960
SUSQUEHANNA BANCSHARES INC P   COM              869099101      436    41763 SH       SOLE                        0        0    41763
UDR INC                        COM              902653104      735    29598 SH       SOLE                        0        0    29598
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1089    18805 SH       SOLE                        0        0    18805
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1728    26310 SH       SOLE                        0        0    26310
VANGUARD INDEX FDS             GROWTH ETF       922908736     1912    26415 SH       SOLE                        0        0    26415
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1050    25170 SH       SOLE                        0        0    25170
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      702    24622 SH       SOLE                        0        0    24622
WEYERHAEUSER CO                COM              962166104     1436    54950 SH       SOLE                        0        0    54950
WHIRLPOOL CORP                 COM              963320106      522     6300 SH       SOLE                        0        0     6300
WISCONSIN ENERGY CORP          COM              976657106     1279    33943 SH       SOLE                        0        0    33943
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1722    30545 SH       SOLE                        0        0    30545
YUM BRANDS INC                 COM              988498101      440     6635 SH       SOLE                        0        0     6635